File Nos. 33-58004
                                                                        811-7474
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ x]

         Pre-Effective Amendment No. ___                      [  ]

         Post-Effective Amendment No. 23                      [ x]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                          [ x]

         Amendment No. 25                                     [ x]

                        (Check appropriate box or boxes)

                               BOSTON 1784 FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 342-5734

                                ROBERT A. NESHER
                          C/O SEI INVESTMENTS COMPANY
                             1 FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

JOHN M. BAKER, SENIOR COUNSEL                          ROGER P. JOSEPH, ESQ.
       BANKBOSTON, N.A.                                   BINGHAM DANA LLP
 100 FEDERAL STREET, 01-19-02                            150 FEDERAL STREET
 BOSTON, MASSACHUSETTS 02110                        BOSTON, MASSACHUSETTS 02110


It is proposed that this filing will become effective (check appropriate box)

         [   ]    immediately upon filing pursuant to paragraph (b)

         [ x ]    on September 15, 1998 pursuant to paragraph (b)

         [   ]    60 days after filing pursuant to paragraph (a)(1)

         [   ]    on ________ pursuant to paragraph (a)(1)

         [   ]    75 days after filing pursuant to paragraph (a)(2)

         [   ]    on ________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

         [ x ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Pursuant to Rule 485(b)(1)(iii), the Registrant hereby designates that the effective date for Post-Effective Amendment No. 22 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Acto fo 1940, as filed pursuant to Rule 485(a) on June 22, 1998, also shall be effective September 15, 1998.

                                EXPLANATORY NOTE

     Part A (the Prospectus of Boston 1784 Funds) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 22 to the Registration Statement under the Securities Act of 1933 (File No. 33-58004) and Amendment No. 24 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-7474) pursuant to Rule 485(a) on June 22, 1998 (Accession No. 0000935069-98-000098) are herein incorporated by reference.

                            PART C: OTHER INFORMATION


ITEM 23. EXHIBITS

          (1)(a)       Declaration of Trust of the Registrant.(1)

          (1)(b) Certificate of Amendment to Agreement and Declaration of Trust.(11)

             (2)       By-Laws of the Registrant.(2)

          (4)(a) Investment Advisory Agreement between the Registrant and BankBoston, N.A.(3)(6)

          (4)(b) Form of Investment Advisory Agreement between the Registrant and BankBoston, N.A. with Schedule reflecting advisory fees to be paid by the Registrant on behalf of Boston 1784 Prime Money Market Fund.(8)

          (4)(c) Investment Advisory Agreement between the Registrant and BankBoston, N.A. with respect to Boston 1784 International Equity Fund.(5)

          (4)(d) Investment Advisory Agreement between the Registrant and Kleinwort Benson Investment Management Americas Inc. with respect to Boston 1784 International Equity Fund.(5)

          (4)(e) Form of Investment Advisory Agreement between the Registrant and BankBoston, N.A. with Schedule reflecting advisory fees to be paid by the Registrant on behalf of Boston 1784 Small Cap Equity Fund.(9)

          (4)(f) Form of Investment Advisory Agreement between the Registrant and BankBoston, N.A. with Schedule reflecting advisory fees to be paid by the Registrant on behalf of Boston 1784 Large Cap Equity Fund.(10)

          (5) Amended and Restated Distribution Agreement between the Registrant and SEI Financial Services Company.(6)

          (7)          Custodian Agreement.(3)

          (8)(a) Administration Agreement between the Registrant and SEI Financial Management Corporation.(3)

          (8)(b) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.(7)

          (8)(c) Fund Accounting Agreement between the Registrant and BankBoston, N.A.(3)

         (10)(a)       Consent of Coopers & Lybrand L.L.P. (12)

         (10)(b)       Consent of Ernst & Young LLP. (12)

         (13)(a)       Amended and Restated Distribution Plan of the
                       Registrant.(6)

         (13)(b) Distribution Plan (Class C Shares of Boston 1784 U.S. Treasury Money Market Fund) of the Registrant.(6)

         (13)(c) Distribution Plan (Class D Shares of Boston 1784 U.S. Treasury Money Market Fund) of the Registrant.(6)

         (14)          Financial Data Schedule. (12)

         (19)(a)       Code of Ethics of the Registrant.(8)

         (19)(b)       Code of Ethics of BankBoston, N.A. (12)

         (25)(a)       Powers of Attorney of Trustees of Registrant.(4)

         (25)(b)       Powers of Attorney of Trustees of Registrant.(11)



-------------------------------
         (1) Incorporated by reference to Registrant's Statement on Form N1-A filed with the SEC on February 8, 1993.
         (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed with the SEC on May 18, 1993.
         (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed with the SEC on January 31, 1994.
         (4) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed with the SEC on May 18, 1993 (on signature page).
         (5) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the SEC on September 28, 1994.
         (6) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the SEC on November 1, 1995.
         (7) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the SEC on December 15, 1995.
         (8) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the SEC on July 17, 1996.
         (9) Incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the SEC on November 15, 1996.
        (10) Incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the SEC on March 17, 1997.
        (11) Incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed with the SEC on August 1, 1997.
        (12) Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the SEC on June 22, 1998.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25.          INDEMNIFICATION

                  Reference is hereby made to Article VIII of the Agreement and Declaration of Trust, filed as an Exhibit to Registrant's Statement on Form N-1A with the Securities and Exchange Commission on February 8, 1993. The Trust participates in a group liability policy under which the Trust and its trustees, officers and affiliated persons are insured against certain liabilities. The Trust and its officers and employees are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  BankBoston, N.A. ("BankBoston") and its affiliates offer a wide variety of banking and other financial services to customers throughout New England, the United States and internationally. As of June 30, 1998, BankBoston had aggregate gross interest and non-interest income of $1.12 billion year to date, net income of $242 million and assets of approximately $70.5 billion, including customer deposits of $45.2 billion. BankBoston's principal place of business is 100 Federal Street, Boston, Massachusetts 02110.

                  Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of BankBoston is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows (each Director of BankBoston is also a director of BankBoston Corporation):


Name and Position                               Connection with and
with Investment Adviser                        Name of Other Company
-----------------------                        ---------------------

Wayne A. Budd,                Group President, Bell Atlantic, 185 Franklin
Director                      Street, Boston, MA 02107, since 1996.  Senior
                              Partner, Goodwin, Procter & Hoar, from 1993 to 1996, United States Attorney, District of
                              Massachusetts from 1989 to 1992; Associate
                              Attorney General of the United States from
                              1992 to 1993.

William F. Connell,           Chairman and Chief Executive Officer of Connell
Director                      Limited Partnership, One International Place,
                              Boston, MA 02109, since 1987.  Director of
                              Harcourt General, Inc. and LCI International, Inc.

Gary L. Countryman,           Chairman and Chief Executive Officer of Liberty
Director                      Mutual Insurance Company, 175 Berkeley Street,
                              Boston, MA 02117. Chairman of Liberty
                              Mutual Insurance Company since 1991;
                              Director of Boston Edison Company, The
                              Neiman-Marcus Group, Inc.,
                              Alliance of American Insurers,
                              and Harcourt General, Inc.

William M. Crozier, Jr.,      Chairman Emeritus, BankBoston Corporation, 100
Chairman Emeritus             Federal Street, Boston, MA 02110, Chairman of the
BankBoston Corporation        Board and Chief Executive Officer of BayBanks from
                              1974 to July, 1996.

Alice F. Emerson,             Senior Fellow, The Andrew W. Mellon Foundation,
Director                      140 East 62nd Street, New York, NY 10021, since
                              1991. President Emerita of Wheaton College;
                              President of Wheaton College from 1975 to 1991;
                              Director of Eastman Kodak Company, Champion
                              International Corporation and AES Corporation.

Charles K. Gifford,           Chairman and Chief Executive Officer of BankBoston
Chief Executive Officer of    Corporation and of BankBoston since July 1995;
BankBoston Corporation,       President of BankBoston and BankBoston Corporation
100 Federal Street,           since 1989; Director of Massachusetts Mutual Life
Boston, MA 02110              Insurance Company and Boston Edison Company.

Thomas J. May,                Chairman, President and Chief Executive Officer of
Director                      Boston Edison Company, 800 Boylston Street,
                              Boston, MA 02199, since July, 1994.
                              President and Chief Operating Officer of Boston
                              Edison Company from 1993 to July, 1994; Director of Liberty Mutual Life Insurance Company and
                              RCN Corporation.

Donald F. McHenry,            University Research Professor of Diplomacy and
Director                      International Relations, Georgetown University,
                              School of Foreign Service, Washington, D.C. 20057, since 1981. President of the IRC Group, 1320 19th
                              Street, N.W., Suite 410, Washington, D.C. 20036, since 1983; Director of American Telephone and
                              Telegraph Company, Coca-Cola Company,
                              International Paper Company, and
                              SmithKline Beecham, plc.

Henrique de Campos Meirelles, President and Chief Operating Officer,
President and Chief           BankBoston, N.A., 100 Federal Street,
Operating Officer             Boston, MA 02110; Director of Best Foods, Inc.
BankBoston,                   and MasterCard International.
100 Federal Street,
Boston, MA 02110

Paul C. O'Brien,              President of The O'Brien Group, Inc., Two
Director                      International Place, Boston, MA 02110 since 1995.
                              President and Chief Executive Officer of New
                              England Telephone and Telegraph Company from 1988 to 1993 and Chairman of the Board from 1993 to December 1994. Chairman of the Board of ViewTech,
                              Inc. since January 1997, Director of Cambridge
                              NeuroScience, Inc, First Pacific Networks Inc.,
                              Shiva Corporation, The Registry, Inc., and
                              ViewTech, Inc.

Thomas R. Piper,              Lawrence E. Fouraker Professor of Business
Director                      Administration, Harvard University Graduate School
                              of Business Administration, Morgan Hall -
                              469 Soldier's Field Road, Boston, MA 02163

Fran S. Rodgers,              Chief Executive Officer of WFD, Inc. (Formerly
Director                      Work/Family Directions) 930 Commonwealth Avenue,
                              Boston, MA 02215; Founder and Chief Executive
                              Officer of Work/Family Directions since 1983;
                              Trustee of Barnard College of Columbia University, and Trustee of the Foundation of the National
                              Academy of Human Resources.

John W. Rowe,                 Chairman, President and Chief Executive Officer of
Director                      Unicom Corp., 25 Research Drive, Westborough,
                              MA 01582, since 1998; President and Chief
                              Executive Officer of New England Electric System from 1989 to February 1998. Director of New
                              England Electric System and UNUM Corporation.

Glenn P. Strehle,             Vice President for Finance and Treasurer,
Director                      Massachusetts Institute of Technology, Building 4
                              - Room 110, 77 Massachusetts Avenue,
                              Cambridge, MA 02139, since 1975 Vice President since 1986 and Vice President for Finance and Treasurer since 1994; Director of BayBanks from 1979 to July, 1996. Director, Liberty Mutual
                              Insurance Company and Property Capital Trust.

William C. Van Faasen,        President and Chief Executive Officer of Blue
Director                      Cross and Blue Shield of Massachusetts, Inc.,
                              100 Summer Street, Boston, Massachusetts 02110.
                              Executive Vice President and Chief Operating
                              Officer of Blue Cross and Blue Shield of
                              Massachusetts, Inc. from 1990 to 1992 and
                              President and Chief Executive Officer of
                              Blue Cross andBlue Shield of Massachusetts, Inc.
                              since 1992.

Thomas B. Wheeler,            Chairman and Chief Executive Officer of
Director                      Massachusetts Mutual Life Insurance Company,
                              1295 State Street, Springfield, MA 01111.
                              President of Massachusetts Mutual Life Insurance
                              Company from 1987 to March, 1996 and Chief
                              Executive Officer since 1988 and Chairman since
                              March, 1996; Director of Massachusetts Mutual Life
                              Insurance Company and Textron Inc.

Alfred M. Zeien,              Chairman of the Board and Chief Executive Officer
Director                      of The Gillette Company, Prudential Tower
                              Building, Boston, MA 02199, since 1991. Director of Polaroid Corporation, Raytheon Company and
                              Massachusetts Mutual Life Insurance Company.

                  Kleinwort Benson Investment Management Americas Inc. ("Kleinwort") is the U.S. registered investment management subsidiary of the London based Kleinwort Benson Group plc, a holding company for a merchant banking group whose origins date back to 1792, which in turn is an indirect wholly-owned subsidiary of Dresdner Bank A.G. Kleinwort has offices in New York, London, Hong Kong and Tokyo. As of May 31, 1998, Kleinwort had approximately $795 million of assets under management. Kleinwort's principal place of business is 75 Wall Street, New York, New York 10005.

                  Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Kleinwort is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


Name and Position                            Connection with and
with Investment Adviser                     Name of Other Company
-----------------------                     ---------------------

Gerhard Eberstadt,                 Member of the Board of Managing Directors,
Chairman                           Dresdner Bank AG ("Dresdner")

Michael J. Apatoff,                President and Member of the Board of
Director and Chief Executive       Managers, Dresdner RCM Global Investors LLC
Officer                            ("Dresdner RCM")

Eamonn F. Dolan,                   Principal, Dresdner RCM
Director

George N. Fugelsang,               President, Chief Executive Officer and Member
Director                           of the Board of Managers, Dresdner Kleinwort
                                   Benson North America LLC

Joachim Madler,                    Member of the Board of Managing Directors,
Director                           Dresdner Bank

William L. Price,                  Chief Investment Officer and Member of the
Director                           Board of Managers, Dresdner RCM

Jeffrey S. Rudsten,                Principal and Member of the Board of
Director                           Managers, Dresdner RCM

Kenneth B. Weeman, Jr.,            Chief Operating Officer and Member of the
Director                           Board of Managers, Dresdner RCM


ITEM 27. PRINCIPAL UNDERWRITERS

         (a) The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Stepstone Funds, The Advisors' Inner Circle Fund, The Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds(R), Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., Highmark Funds, Armada Funds, Expedition Funds, and Oak Associate Funds pursuant to distribution agreements dated July 15, 1982, November 29, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August 30, 1988, January 30, 1991,
         November 14, 1991, February 28, 1992, May 1, 1992, May 29, 1992,
         October 30, 1992, November 1, 1992, November 1, 1992, January 28, 1993, June 1, 1993, August 17, 1993, January 3, 1994, July 16, 1993, December
         27, 1994, January 27, 1995, March 1, 1995, August 18, 1995, November 1,
         1995, January 11, 1996, March 1, 1996, April 1, 1996, April 28, 1996,
         June 14, 1996, October 1, 1996, February 18, 1997, March 8, 1997, June
         9, 1997, and February 27, 1998 respectively.

                  The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include fund evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) The following are the directors and officers of the Distributor. Unless otherwise noted, the business address of each director or officer is 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                 Position and                Positions and
                Name       Offices with Underwriter       Offices with Trust
                ----       ------------------------       ------------------
Alfred P. West, Jr.    Director, Chairman and Chief               --
                       Executive Officer

Henry H. Greer         Director, President & Chief                --
                       Operating Officer

Carmen V. Romeo        Director, Executive Vice                   --
                       President

Gilbert L. Beebower    Executive Vice President                   --

Richard B. Lieb        Executive Vice President                   --

Dennis J. McGonigle    Executive Vice President                   --

Leo J. Dolan, Jr.      Senior Vice President                      --

Carl A. Guarino        Senior Vice President                      --

Larry Hutchison        Senior Vice President                      --

Jack May               Senior Vice President

A. Keith McDowell      Senior Vice President                      --

Hartland J. McKeown    Senior Vice President                      --

Barbara J. Moore       Senior Vice President                      --

Patrick K. Walsh       Senior Vice President                      --

Kevin P. Robins        Senior Vice President, General     Vice President &
                       Counsel & Secretary                Assistant Secretary

Kathryn L. Stanton     Vice President & Assistant         Vice President &
                       Secretary                          Assistant Secretary

Robert Crudup          Vice President & Managing                  --
                       Director

Victor Galef           Vice President & Managing                  --
                       Director

Kim Kirk               Vice President & Managing                  --
                       Director

Carolyn McLaurin       Vice President & Managing                  --
                       Director

John Krzeminski        Vice President & Managing                  --
                       Director

Donald Pepin           Vice President & Managing                  --
                       Director

Mark Samuels           Vice President & Managing                  --
                       Director

Wayne M. Withrow       Vice President & Managing                  --
                       Director

Mick Duncan            Vice President & Team Leader               --

Cynthia M. Parrish     Vice President & Assistant                 --
                       Secretary

Sandra K. Orlow        Vice President                     Vice President &
                                                          Assistant Secretary

Robert Aller           Vice President                             --

Marc H. Cahn           Vice President & Assistant         Vice President &
                       Secretary                          Assistant Secretary

Gordon W. Carpenter    Vice President                             --

Todd Cipperman         Vice President & Assistant         Vice President &
                       Secretary                          Assistant Secretary

Barbara Doyne          Vice President                             --

Jeff Drennen           Vice President                             --

Kathy Heilig           Vice President & Treasurer                 --

Michael Kantor         Vice President                             --

Samuel King            Vice President                             --

Jack May               Senior Vice President                      --

W. Kelso Morrill       Vice President                             --

Joanne Nelson          Vice President                             --

Larry Pokora           Vice President                             --

Kim Rainey             Vice President                             --

Steve Smith            Vice President                             --

Daniel Spaventa        Vice President                             --

         (c)      Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

       BankBoston, N.A. (investment adviser)
       100 Federal Street
       Boston, Massachusetts  02110
                and
       150 Royall Street,
       Canton, Massachusetts  02021

       Kleinwort Benson Investment Management Americas Inc. (investment adviser) 75 Wall Street
       New York, New York 10005
                and
       10 Fenchurch Street
       London, England EC3M 3HB

       SEI Investments Mutual Fund Services (administrator and fund accountant) 1 Freedom Valley Drive
       Oaks, Pennsylvania  19456


ITEM 29. MANAGEMENT SERVICES

         Not applicable.


ITEM 30. UNDERTAKINGS

         Not applicable.



                                     NOTICE

         A copy of the Agreement and Declaration of Trust for the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                                SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of August, 1998.

                                              BOSTON 1784 FUNDS[registered mark]


                                              By:  /s/ Robert A. Nesher
                                                   Robert A. Nesher
                                                   President


Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.


/s/ Robert A. Nesher     Trustee, President & Chief     August 20, 1998
-------------------
Robert A. Nesher         Executive Officer

/s/ Stephen G. Meyer     Controller                     August 20, 1998
--------------------
Stephen G. Meyer

       *                 Trustee                        August 20, 1998
---------------
David H. Carter

       *                 Trustee                        August 20, 1998
---------------
Tarrant Cutler

       *                 Trustee                        August 20, 1998
----------------
Kenneth A. Froot

       *                 Trustee                        August 20, 1998
---------------
Sara L. Johnson

       *                 Trustee                        August 20, 1998
-----------------
Kathryn F. Muncil

       *                 Trustee                        August 20, 1998
-------------
Alvin J. Silk


*By: /s/ Robert A. Nesher
-------------------------
    Robert A. Nesher
Executed by Robert A. Nesher, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney previously filed.